UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -----------------

Check here if Amendment [  ];       Amendment Number:
                                                      -----------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Bedell Investment Counselling
                ----------------------------------------------------------------
Address:        200 Pringle Avenue Suite 555
                ----------------------------------------------------------------
                Walnut Creek, CA  94596
                ----------------------------------------------------------------

                ----------------------------------------------------------------

Form 13F File Number:
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:           Mike Harris
                ----------------------------------------------------------------
Title:          Portfolio Manager
                ----------------------------------------------------------------
Phone:          925 932 0344
                ----------------------------------------------------------------

Signature, Place and Date of Signing:


            /s/   Mike Harris              Walnut Creek, CA    July 17, 2012
      --------------------------------    ------------------   ----------------
                  [Signature]               [City, State]           [Date]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                        0
                                                 --------------------
Form 13F Information Table Entry Total:                  47
                                                 --------------------
Form 13F Information Table Value Total:               $146,071
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

FORM 13F INFORMATION TABLE

Bedell Investment Counselling 6.30.12

       							Value	SH	Invt	Other	Voting	Voting	Voting
Name of Issuer		Class	CUSIP		($1,000)Shares	PRN	Disc	Mgrs	Sole	Shared	None


FAX: ABERDEEN- ASIA	COM	3009107	 	$2,630 	344305	SH	SOLE	NONE	0	0	344305
AEGON 3mo+87.50 bps	PRF	7924509	 	$434 	22500	SH	SOLE	NONE	0	0	22500
ALEXANDER & BALDWIN INC	COM	14482103	$213 	4000	SH	SOLE	NONE	0	0	4000
ALLIANZ SE DEBT 8.375%	PRF	18805200	$403 	15500	SH	SOLE	NONE	0	0	15500
APPLE INC.		COM	37833100	$27,732 47486	SH	SOLE	NONE	0	0	47486
ARMOUR RESIDENTIAL REIT	COM	42315101	$558 	78500	SH	SOLE	NONE	0	0	78500
CARRIZO OIL & GAS	COM	144577103	$1,228 	52265	SH	SOLE	NONE	0	0	52265
CHESAPEAKE ENERGY	COM	165167107	$4,974 	267438	SH	SOLE	NONE	0	0	267438
CHEVRON CORP		COM	166764100	$10,499	99521	SH	SOLE	NONE	0	0	99521
CITIGROUP 6.10% C08	PRF	173064205	$817	33450	SH	SOLE	NONE	0	0	33450
CLEAN ENERGY FUELS	COM	184499101	$2,405 	155175	SH	SOLE	NONE	0	0	155175
COCA COLA		COM	191216100	$5,985 	76545	SH	SOLE	NONE	0	0	76545
WALT DISNEY CO.		COM	254687106	$4,518 	93158	SH	SOLE	NONE	0	0	93158
GENERAL ELECTRIC	COM	369604103	$250 	12000	SH	SOLE	NONE	0	0	12000
HASBRO INC		COM	418056107	$773 	22825	SH	SOLE	NONE	0	0	22825
IBM			COM	459200101	$7,545 	38578	SH	SOLE	NONE	0	0	38578
FXI: CHINA INDEX	COM	464287184	$1,830 	54360	SH	SOLE	NONE	0	0	54360
IGM:GOLDMAN SACHS TECH	COM	464287549	$216 	3293	SH	SOLE	NONE	0	0	3293
JOHNSON & JOHNSON	COM	478160104	$6,747 	99872	SH	SOLE	NONE	0	0	99872
McDONALD'S		COM	580135101	$4,726 	53380	SH	SOLE	NONE	0	0	53380
MERRILL LYNCH 6.45%	PRF	590199204	$2,499 	101600	SH	SOLE	NONE	0	0	101600
PNC FINL CORP 6.125%	PRF	693475857	$3,329 	126350	SH	SOLE	NONE	0	0	126350
GLD: GOLD INDEX		COM	863307104	$5,180 	33381	SH	SOLE	NONE	0	0	33381
US BANCORP 6.50%	PRF	902973833	$2,887 	99400	SH	SOLE	NONE	0	0	99400
VANGUARD TOTAL STOCK	COM	922908769	$488 	7000	SH	SOLE	NONE	0	0	7000
WELLS FARGO BANK	COM	949746101	$205 	6138	SH	SOLE	NONE	0	0	6138
TARGET CORP		COM	8.76E+110	$5,158 	88635	SH	SOLE	NONE	0	0	88635
BANK OF AMERICA 7%	PRF	5.52E+205	$235 	9300	SH	SOLE	NONE	0	0	9300
BIOTECHNOLOGY INDEX	COM	3.37E+207	$748 	17065	SH	SOLE	NONE	0	0	17065
A T & T			COM	00206R102	$4,060 	113859	SH	SOLE	NONE	0	0	113859
BANK OF AMERICA 6.875%	PRF	05633T209	$201 	8000	SH	SOLE	NONE	0	0	8000
CYS INVESTMENTS, INC.	COM	12673A108	$245 	17800	SH	SOLE	NONE	0	0	17800
COMCAST CORP 6.625%	PRF	20030N507	$418 	16489	SH	SOLE	NONE	0	0	16489
EXXON MOBIL		COM	30231G102	$7,320 	85539	SH	SOLE	NONE	0	0	85539
FACEBOOK INC		COM	3030M102	$1,308 	42060	SH	SOLE	NONE	0	0	42060
FREEPORT MCMORAN	COM	35671D782	$2,367 	69470	SH	SOLE	NONE	0	0	69470
GOOGLE INC		COM	38259P508	$8,779 	15134	SH	SOLE	NONE	0	0	15134
KKR FIN'L 8.375% C16	PRF	48248A405	$1,087 	40250	SH	SOLE	NONE	0	0	40250
METLIFE 3mo+100bps C10	PRF	59156R504	$478 	19300	SH	SOLE	NONE	0	0	19300
MORGAN STANLEY 6.6% C11	PRF	61750K208	$1,049 	43638	SH	SOLE	NONE	0	0	43638
TBT: US T-BOND Short	COM	74347R297	$2,218 	140050	SH	SOLE	NONE	0	0	140050
SDS: S&P 500 ultra	COM	74347R883	$4,697 	301300	SH	SOLE	NONE	0	0	301300
LONG DOLLAR/SHORT EURO	COM	74347W882	$748 	35775	SH	SOLE	NONE	0	0	35775
PUBLIC STORAGE 5.90%	PRF	74460W206	$268 	10000	SH	SOLE	NONE	0	0	10000
RANGE RESOURCES		COM	75281A109	$3,588 	57990	SH	SOLE	NONE	0	0	57990
VERIZON COMMUNICATIONS	COM	92343V104	$1,751 	39397	SH	SOLE	NONE	0	0	39397
WELLS FARGO 7.875% C13	PRF	94985V202	$274 	10600	SH	SOLE	NONE	0	0	10600









